Derivative Financial Instruments and Risk Management Policies - Country Risk (Details) € in Millions	12 Months Ended
Dec. 31, 2019 EUR (€)
Disclosure of financial liabilities [line items]
Borrowings	€ 37,744
Proportion of net financial debt held (as a percent)	3.30%
Net repatriation of funds to Spain	€ 721
Net repatriation of funds from dividends received	1,180
Telefónica Hispam Norte
Disclosure of financial liabilities [line items]
Borrowings	1,253
Net repatriation of funds to Spain	€ 1,901